Note 4 - Fair Value Measurements (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Derivative Instrument, Shares of Common Stock Held (in shares)	226,525
Derivative Instrument, Common Shares Held, Per Share (in dollars per share)	$ 25.70
General and Administrative Expense [Member]
Derivative, Gain on Derivative	$ 3.4	$ 4.0	$ 1.2